Earnings per share - Disclosure of Earnings (loss) per share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Numerator of basic and diluted EPS	R$ 854,071	R$ 803,232	R$ 301,358
Equals’ acquisition	0	0	33,316
Weighted average number of outstanding shares	289,289,033	277,320,157	232,499,264
Denominator of basic EPS	289,289,033	277,320,157	232,532,580
Basic earnings per share (R$ per share)	R$ 2.95	R$ 2.90	R$ 1.30
Share-based payments	4,448,505	4,845,504	1,748,001
Denominator of diluted EPS	293,737,538	282,165,661	234,280,581
Diluted earnings per share (R$ per share)	R$ 2.91	R$ 2.85	R$ 1.29